Equity - Narrative (Details)				5 Months Ended	12 Months Ended
	Jun. 20, 2016 $ / shares shares	Mar. 10, 2016 USD ($) $ / shares shares	Mar. 08, 2016 USD ($)	Jul. 13, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) employee_stock_ownership_plan $ / shares shares		Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($) shares		Feb. 11, 2015 USD ($)	Oct. 23, 2014 USD ($)	Jun. 27, 2013 USD ($)
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value			$ 5,000,000,000				$ 11,000,000,000					$ 11,000,000,000	$ 10,000,000,000
Accelerated share repurchases, cash paid		$ 5,000,000,000		$ 160,000,000							$ 5,000,000,000
Shares repurchased | shares	18,000,000	136,000,000		151,000,000	154,000,000	[1]	182,000,000	[2]	165,000,000
Shares repurchased, initial price per share (in dollars per share) | $ / shares		$ 29.36
Accelerated share repurchase, percentage of agreement			80.00%
Accelerated share repurchase, final average price paid (in dollars per share) | $ / shares	$ 32.38			$ 34.13
Payments for repurchase of common stock				$ 5,200,000,000	$ 5,000,000,000	[3]	$ 6,160,000,000	[3]	$ 5,000,000,000	[3]
Amount of remaining shares authorized in stock purchase plan, value					$ 11,400,000,000
Number of employee stock ownership plans | employee_stock_ownership_plan					2
Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
ESOP compensation expense					$ 9,000,000		$ 8,000,000		$ 133,000,000
Preferred Stock [Member] | Series A, Convertible Preferred Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, dividends rate					6.25%
Series A convertible perpetual preferred stock, per share stated value (in dollars per share) | $ / shares					$ 40,300
Preferred stock, redemption price per share (in dollars per share) | $ / shares					$ 40,300
Common Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, common stock shares when converted | shares					2,574.87
Convertible preferred stock, number of shares convertible | shares					1,000,000
Common Stock [Member] | Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares in ESOP | shares					55,000,000

[1]	Represents shares purchased pursuant to and received upon settlement of the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[2]	Includes approximately 151 million shares purchased for $5.2 billion pursuant to the accelerated share repurchase agreement entered into on February 9, 2015 (see above for additional information), as well as other share repurchases through year-end 2015.
[3]	Amounts may not add due to rounding.